Other Financial Assets - Summary Of Composition Of The Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other financial assets and non-financial assets [line items]
Composition	$ 548,143,243	$ 438,535,416	[1]
Receivables from spot sales of government securities pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	285,913,206	204,671
Sundry debtors [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	156,551,005	226,028,927
Debtors from operations [Member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	57,379,951	151,757,434
Private securities [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	46,163,784	57,469,987
Receivables from spot sales of foreign currency pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	156,374	3,077,595
Other [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	2,258,839	1,293,096
Subtotal [Member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	548,423,159	439,831,710
Allowances [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	$ (279,916)	$ (1,296,294)

[1]	See Note 3.